Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Estimated Service Lives for Property Plant and Equipment

The estimated service lives for property, plant and equipment are as follows:

Class of Assets	Range of Service Lives
Buildings	5 to 20 years
Machinery & Equipment	2 to 20 years
Land Improvements	5 to 15 years

Summary of Key Assumptions Used in Determining Fair Value of Stock Options Awarded

Key assumptions used in determining the fair value of the stock options awarded in 2015 and 2014 were:

	2015	2014
Risk-free interest rate	2.20%	2.50%
Dividend yield	1.20%	1.50%
Volatility factor	36.10%	35.30%
Expected term	8.5 years	8.5 years

Components of Changes in Accumulated Other Comprehensive Loss and Related Cumulative Noncurrent Deferred Tax Assets

The components of the changes in accumulated other comprehensive loss and related cumulative noncurrent deferred tax assets are as follows:

	Pension and Postretirement Benefit Plans	Foreign Currency	Unamortized Value of Terminated Forward Starting Interest Rate Swap	Total
years ended December 31 (add 000)	2016
Accumulated other comprehensive loss at beginning of period	$(103,380)	$(264)	$(1,978)	$(105,622)
Other comprehensive loss before reclassifications, net of tax	(31,678)	(898)	—	(32,576)
Amounts reclassified from accumulated other comprehensive loss, net of tax	6,685	—	826	7,511
Other comprehensive (loss) earnings, net of tax	(24,993)	(898)	826	(25,065)
Accumulated other comprehensive loss at end of period	$(128,373)	$(1,162)	$(1,152)	$(130,687)

Cumulative noncurrent deferred tax assets at end of period	$82,044	$—	$749	$82,793

	2015
Accumulated other comprehensive (loss) earnings at beginning of period	$(106,688)	$3,278	$(2,749)	$(106,159)
Other comprehensive loss before reclassifications, net of tax	(7,116)	(3,542)	—	(10,658)
Amounts reclassified from accumulated other comprehensive loss, net of tax	10,424	—	771	11,195
Other comprehensive earnings (loss), net of tax	3,308	(3,542)	771	537
Accumulated other comprehensive loss at end of period	$(103,380)	$(264)	$(1,978)	$(105,622)

Cumulative noncurrent deferred tax assets at end of period	$66,467	$—	$1,290	$67,757

	2014
Accumulated other comprehensive (loss) earnings at beginning of period	$(44,549)	$3,902	$(3,467)	$(44,114)
Other comprehensive loss before reclassifications, net of tax	(62,726)	(624)	—	(63,350)
Amounts reclassified from accumulated other comprehensive loss, net of tax	587	—	718	1,305
Other comprehensive earnings (loss), net of tax	(62,139)	(624)	718	(62,045)
Accumulated other comprehensive (loss) earnings at end of period	$(106,688)	$3,278	$(2,749)	$(106,159)

Cumulative noncurrent deferred tax assets at end of period	$68,568	$—	$1,799	$70,367

Reclassification Out of Accumulated Other Comprehensive Loss

Reclassifications out of accumulated other comprehensive loss are as follows:

years ended December 31 (add 000)	2016	2015	2014	Affected line items in the consolidated statements of earnings
Pension and postretirement benefit plans
Special plan termination benefits	$764	$2,085	$—
Settlement charge	115	—	—
Amortization of:
Prior service credit	(1,609)	(1,880)	(2,810)
Actuarial loss	11,575	16,850	3,779
	10,845	17,055	969	Cost of sales; Selling, general & administrative expenses
Tax effect	(4,160)	(6,631)	(382)	Taxes on income
Total	$6,685	$10,424	$587
Unamortized value of terminated forward starting interest rate swap
Additional interest expense	$1,367	$1,280	$1,188	Interest expense
Tax effect	(541)	(509)	(470)	Taxes on income
Total	$826	$771	$718

Basic and Diluted Earnings Per Common Share

The following table reconciles the numerator and denominator for basic and diluted earnings per common share:

years ended December 31

(add 000)	2016	2015	2014
Net earnings from continuing operations attributable to Martin Marietta	$425,386	$288,792	$155,638
Less: Distributed and undistributed earnings attributable to unvested awards	1,775	1,252	647
Basic and diluted net earnings attributable to common shareholders from continuing operations attributable to Martin Marietta	423,611	287,540	154,991
Basic and diluted net loss attributable to common shareholders from discontinued operations	—	—	(37)
Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta	$423,611	$287,540	$154,954

Basic weighted-average common shares outstanding	63,610	66,770	56,854
Effect of dilutive employee and director awards	251	250	234
Diluted weighted-average common shares outstanding	63,861	67,020	57,088